Investment Objectives and Goals - BOYAR VALUE FUND INC	Apr. 30, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Boyar Value Fund Inc.’s (the “Fund”) investment objective is long-term capital appreciation.